SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Summary of significant accounting policies (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Deferred charges	$ 5,350	$ 5,797	$ 3,534